RS - Summary of Fair Value of equity-settled Stock Option Plans (Details) - EUR (€)			1 Months Ended				7 Months Ended	12 Months Ended
	Apr. 01, 2019	Apr. 01, 2018	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018	Oct. 20, 2020	Dec. 31, 2022
2018 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Share Price on Grant Date in						€ 81.05
Exercise Price in €						€ 81.04
Risk-free Interest Rate		between 0.02 and 0.15
Fair Value on								€ 30.43
2018 Stock Option Plan [Member] | Morphosys Share [Member]
Stock Options Plans [Line Items]
Expected Volatility						35.95%
2018 Stock Option Plan [Member] | NASDAQ Biotech index [member]
Stock Options Plans [Line Items]
Expected Volatility						25.10%
2018 Stock Option Plan [Member] | TecDAX index [member]
Stock Options Plans [Line Items]
Expected Volatility						17.73%
April 2019 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Share Price on Grant Date in					€ 85.00
Exercise Price in €					€ 87.86
Risk-free Interest Rate	between 0.02 and 0.13
Fair Value on								31.81
April 2019 Stock Option Plan [Member] | Morphosys Share [Member]
Stock Options Plans [Line Items]
Expected Volatility					37.76%
April 2019 Stock Option Plan [Member] | NASDAQ Biotech index [member]
Stock Options Plans [Line Items]
Expected Volatility					18.61%
April 2019 Stock Option Plan [Member] | TecDAX index [member]
Stock Options Plans [Line Items]
Expected Volatility					26.46%
October 2019 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Share Price on Grant Date in				€ 98.10
Exercise Price in €				€ 106.16
Risk-free Interest Rate				between 0.0 and 0.02
Fair Value on								35.04
October 2019 Stock Option Plan [Member] | Morphosys Share [Member]
Stock Options Plans [Line Items]
Expected Volatility				38.02%
October 2019 Stock Option Plan [Member] | NASDAQ Biotech index [member]
Stock Options Plans [Line Items]
Expected Volatility				18.17%
October 2019 Stock Option Plan [Member] | TecDAX index [member]
Stock Options Plans [Line Items]
Expected Volatility				24.82%
2020 Stock Option Plan [member]
Stock Options Plans [Line Items]
Share Price on Grant Date in			€ 94.90
Exercise Price in €			€ 93.66
Risk-free Interest Rate							between -0.55 and -0.83
Fair Value on								€ 38.20
2020 Stock Option Plan [member] | Morphosys Share [Member]
Stock Options Plans [Line Items]
Expected Volatility			39.86%
2020 Stock Option Plan [member] | NASDAQ Biotech index [member]
Stock Options Plans [Line Items]
Expected Volatility			25.32%
2020 Stock Option Plan [member] | TecDAX index [member]
Stock Options Plans [Line Items]
Expected Volatility			20.48%
2021 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Share Price on Grant Date in								€ 40.75
Exercise Price in €								€ 44.91
Risk-free Interest Rate								between (0.70) and (0.22)
Fair Value on								€ 16.67
2021 Stock Option Plan [Member] | Morphosys Share [Member]
Stock Options Plans [Line Items]
Expected Volatility								40.51%
2021 Stock Option Plan [Member] | NASDAQ Biotech index [member]
Stock Options Plans [Line Items]
Expected Volatility								24.95%
2021 Stock Option Plan [Member] | TecDAX index [member]
Stock Options Plans [Line Items]
Expected Volatility								22.17%